FAIR VALUE MEASUREMENTS (Fair Value and Carrying Value of Debt) (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		$ 1,820,872	$ 1,268,937
Long-term Debt, Gross			1,268,937	$ 742,349
Long-term debt, Fair value		1,823,001	1,297,991	749,409
Less - Current maturities		0	0	0
Less - Current maturities, Fair value		0	0	0
Unamortized Debt Issuance Expense		26,505	32,217	30,128
Long-term debt		1,794,367	1,236,720	712,221
Long-term debt, Fair value		1,823,001	1,297,991	749,409
Senior secured notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		670,551	669,644
Long-term Debt, Gross	[1]			668,520
Long-term debt, Fair value		697,649	706,246	675,580	[1]
Long-term Line of Credit		550,000	0	0
Lines of Credit, Fair Value Disclosure		550,000	0	0
Long-term debt			669,644	668,520
2023 Senior Secured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross	[2]			0
Long-term debt, Fair value		475,031	492,452	0
Long-term debt		500,000	500,000
Rail Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Line of Credit		56,035	67,491
Lines of Credit, Fair Value Disclosure		56,035	67,491
Catalyst lease [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		44,286	31,802
Long-term Debt, Gross	[3]			36,559
Long-term debt, Fair value		44,286	31,802	36,559	[3]
Long-term debt			31,802
Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt			0
Rail Facility [Member] | Line of Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Line of Credit			67,491	37,270
Lines of Credit, Fair Value Disclosure			67,491	37,270
Catalyst lease [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations, Fair Value Disclosure		44,286	31,802	36,559
Catalyst lease [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations, Fair Value Disclosure		$ 44,286	$ 31,802	$ 36,559

[1]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes.
[2]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
[3]	Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.